DIRECT OPERATING COSTS	6 Months Ended
Jun. 30, 2023
Direct Operating Costs [Abstract]
DIRECT OPERATING COSTS	DIRECT OPERATING COSTS
Direct operating costs are costs incurred to earn revenue and include all attributable expenses. The following table lists direct operating costs for the three and six-month periods ended June 30, 2023, and 2022.

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2023	2022	2023	2022
Depreciation and amortization	$57	$54	$112	$108
Transportation and distribution	48	40	97	80
Operations and maintenance	18	14	36	29
Compensation	18	15	35	30
Cost of inventory	1	1	3	4
Other	7	7	13	14
Total	$149	$131	$296	$265